Organization (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jul. 23, 2001
Organization [Line Items]
Minimum percentage of ownership	1.00%
Minimum capital investment	$ 500,000
Trust dissolution date	Dec. 31, 2031
Millburn Ridgefield Corporation [Member]
Organization [Line Items]
Original trust capital		400
Initial Unitholder [Member]
Organization [Line Items]
Original trust capital		$ 1,600